Financial Instruments - Schedule of Company’s Cash, Cash Equivalents and Investments (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	$ 8,098,075	$ 7,841,306
Short-term investments	5,824,557	5,242,441
Non-marketable security investment	93,328
Total fair value	14,015,960	13,083,747
Level 1 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	5,391,028	1,780,993
Short-term investments	89,944	4,441
Non-marketable security investment
Total fair value	5,480,972	1,785,434
Level 2 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Short-term investments	5,734,613
Non-marketable security investment	93,328
Total fair value	5,827,941
Cash [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	2,707,047	5,060,313
Short-term investments
Non-marketable security investment
Total fair value	2,707,047	5,060,313
Money Market Funds [Member] | Level 1 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents	5,391,028	1,780,993
Short-term investments
Non-marketable security investment
Total fair value	5,391,028	1,780,993
Trading Securities [Member] | Level 1 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Short-term investments	89,944	4,441
Non-marketable security investment
Total fair value	89,944	4,441
Certificates of deposits [Member] | Level 2 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Short-term investments	5,734,613
Non-marketable security investment
Total fair value	5,734,613
Investment in Equity Security [Member] | Level 2 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents
Short-term investments
Non-marketable security investment	93,328
Total fair value	$ 93,328
Certificates of Deposit [Member] | Level 2 [Member]
Schedule of Company’s Cash, Cash Equivalents and Investments [Line Items]
Cash and cash equivalents		1,000,000
Short-term investments		5,238,000
Non-marketable security investment
Total fair value		$ 6,238,000